SHAREHOLDERS' EQUITY (Details Textual)		1 Months Ended				12 Months Ended
	Feb. 06, 2017 shares	Jan. 31, 2019 USD ($) Decimalitem	Jun. 30, 2018 shares	Apr. 13, 2018 shares	Dec. 22, 2017 shares	Dec. 31, 2018 CAD ($) shares Decimalitem $ / shares	Dec. 31, 2017 CAD ($) Decimalitem shares	Dec. 31, 2017 shares Decimalitem	Dec. 31, 2017 Decimalitem shares	Dec. 31, 2016 shares	Jun. 21, 2016
Disclosure of Shareholder's Equity [Line Items]
Number of share options exercised in share-based payment arrangement						0		355,000	(355,000)
Increase (decrease) through exercise of options, equity | $							$ 1,577,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $							$ 2,316,000
Weighted average remaining contractual life of outstanding share options (in years) | Decimalitem						2.63	2.85	2.85	2.85
Number of share options granted in share-based payment arrangement	100,000		200,000		1,010,000	240,000			1,110,000
Description of vesting requirements for share-based payment arrangement	vested 1/3 immediately and 1/3 vested on February 6, 2018 and the remaining 1/3 vest on February 6, 2019		vest 1/3 on June 30, 2019, 1/3 on June 30, 2020 and 1/3 on June 30, 2021		vest 1/3 on December 22, 2018, 1/3 on December 22, 2019, and 1/3 on December 22, 2020
Options With Potential Future Dilutive Effect Not Included In Calculation Of Diluted Earnings Per Share | shares						3,130,000		2,805,504
No Of Shares Issued Through Business Acquisition | shares				49,737,307
Dividend Per Share | $ / shares						$ 0.04
Dividends declared and paid | $						$ (8,400,000)	$ 0
Restricted Stock Units With Potential Future Dilutive Effect Not Included In Calculation Of Diluted Earnings Per Share | shares						368,997
Number of share options expired in share-based payment arrangement | Decimalitem						(750,000)			(135,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $						$ 5.00	$ 4.84
Restricted Stock Units [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement | Decimalitem						106,668
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $						$ 6.49
Option Contract one [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of share options granted in share-based payment arrangement | shares			40,000
Description of vesting requirements for share-based payment arrangement			vest 1/2 on June 30, 2019 and 1/2 on June 30, 2020
Share capital
Disclosure of Shareholder's Equity [Line Items]
Number of shares outstanding | shares						210,102,476	160,253,501	160,253,501	160,253,501	159,818,833
Increase (decrease) through exercise of options, equity | $							$ 1,577,000
No Of Shares Issued Through Business Acquisition | shares						49,737,307
Dividends declared and paid | $						$ 0
Subsequent Events [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of share options expired in share-based payment arrangement | Decimalitem		150,000
Weighted average exercise price of share options expired in share-based payment arrangement | $		$ 5,290
Long-Term Equity Incentive Plan [Member]
Disclosure of Shareholder's Equity [Line Items]
Percentage of shares reserved for issue under options and contracts for sale of shares											10.00%
Number of instruments granted in share-based payment arrangement | shares						21,010,248
Number of shares reserved for issue under options and contracts for sale of shares | shares						17,511,251